STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)						12 Months Ended
	Jul. 06, 2022	Apr. 15, 2022	Mar. 31, 2022	Mar. 01, 2022	Feb. 22, 2022	Oct. 31, 2023	Oct. 31, 2022	Jun. 23, 2023	Jan. 31, 2023
Class of Stock [Line Items]
Preferred stock, shares authorized						5,000,000	5,000,000
Preferred stock, par value						$ 0.001	$ 0.001
Debt conversion price									$ 0.25
Deemed dividend							$ 793,175
Preferred stock, dividend percentage						8.00%
Dividend per share						$ 6.50
Common stock, shares authorized						19,230,770	19,230,770
Common stock, par value						$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued						4,430,535	4,430,535
Common stock, shares outstanding						4,430,535	4,430,535
Loss on conversion of senior secured note payable							$ 695,342
Common stock issued price per share						$ 0.75
Number of options grants				13,460
Share price				$ 26.00
Number of options vested				2,306
Vested on each anniversary date				3,718
Option exercisable period				10 years
Stock based compensation expense						$ 1,292,270	$ 2,197,597
Share based compensation options, exercisable						831,333	734,666
Unrecognized compensation expense						$ 3,506,561	$ 5,072,280
Chief Executive Officer [Member]
Class of Stock [Line Items]
Number of options grants	192,307
Share price	$ 26.00
Number of options vested	38,461
Vested on each anniversary date	38,461
Option exercisable period	10 years
Senior Secured Convertible Note Payable [Member]
Class of Stock [Line Items]
Debt conversion, amount converted					$ 3,000,000
Accrued interest					17,158
Loss on conversion of senior secured note payable					$ 695,342
Two Thousand Twenty One Senior Note [Member]
Class of Stock [Line Items]
Debt conversion, amount converted		$ 20,000
Accrued interest		704
Two Thousand Twenty One Senior Note [Member] | Chief Executive Officer [Member]
Class of Stock [Line Items]
Debt conversion, amount converted		300,000
Accrued interest		$ 10,562
Common Stock [Member]
Class of Stock [Line Items]
Shares issued in conversion			569,463
Debt conversion price			$ 6.50
Common Stock [Member] | Senior Secured Convertible Note Payable [Member]
Class of Stock [Line Items]
Debt conversion price					$ 26.00
Debt conversion, shares issued					142,788
Common Stock [Member] | Two Thousand Twenty One Senior Note [Member]
Class of Stock [Line Items]
Debt conversion, shares issued		796
Common stock issued price per share		$ 26.00
Common Stock [Member] | Two Thousand Twenty One Senior Note [Member] | Chief Executive Officer [Member]
Class of Stock [Line Items]
Debt conversion, shares issued		11,945
Common stock issued price per share		$ 26.00
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized						250,000	250,000
Preferred stock, shares issued						0	0
Preferred stock, shares outstanding						0	0
Shares converted			136,059
Intrinsic value of beneficial conversion feature			$ 930,577